INSTAPRIN ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Business Acquisition [Line Items]
INSTAPRIN ACQUISITION

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase agreement (APA) of Instaprin Pharmaceuticals, Inc.’s (Instaprin), intangible assets, inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378, trade secrets and proprietary information, all applications for any of the foregoing, commercial and scientist relationships, and any license or agreements granting rights related to the foregoing.

The purchase price for the Acquired Assets (as defined in the APA) was $3,628,325 plus interest thereon, to be paid to the SEC on behalf of Instaprin Pharmaceuticals, Inc. in satisfaction of the SEC’s judgment against the former CEO and Instaprin Pharmaceuticals, Inc., from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of Buyer’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of Buyer’s equity to be issued to the Company’s service providers, pursuant to a stock incentive plan to be adopted. As of December 31, 2023, the Company has not recorded the assets from the APA due to the contingent nature of the transaction.

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase agreement (APA) of Instaprin Pharmaceuticals, Inc.’s (Instaprin), intangible assets, inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378, trade secrets and proprietary information, all applications for any of the foregoing, commercial and scientist relationships, and any license or agreements granting rights related to the foregoing.

The purchase price for the Acquired Assets (as defined in the APA) was $3,628,325 plus interest thereon, to be paid to the SEC on behalf of Instaprin Pharmaceuticals, Inc. in satisfaction of the SEC’s judgment against the former CEO and Instaprin Pharmaceuticals, Inc., from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of Buyer’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of Buyer’s equity to be issued to the Company’s service providers, pursuant to a stock incentive plan to be adopted. As of December 31, 2023, the Company has not recorded the assets from the APA due to the contingent nature of the transaction.